UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   December 18, 2019 to January 17, 2020

Commission File Number of issuing entity:  333-206847-07

Central Index Key Number of issuing entity:  0001715846

Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-206847

Central Index Key Number of depositor:  0001005007

Banc of America Merrill Lynch Commercial Mortgage Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001102113

Bank of America, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001089877

KeyBank National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001682532

Starwood Mortgage Funding III LLC
(Exact name of sponsor as specified in its charter)

W. Todd Stillerman (980) 388-7451
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4046692
38-4046693
38-7187325
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-3			X
A-4			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Explanatory Note

This Form 10-D/A amends the Registrant's Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on January 28, 2020 (SEC Accession No. 0001056404-20-000425) (the “Original 10-D”).  The purpose of this amendment is to revise information under Item 7 relating to a change in sponsor interest in the securities.  No modifications were made to the Monthly Distribution Report.

Item 1. Distribution and Pool Performance Information.

On January 17, 2020 a distribution was made to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on January 17, 2020

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	0.52%	0	N/A

No assets securitized by Banc of America Merrill Lynch Commercial Mortgage Inc. (the "Depositor") and held by Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from December 18, 2019 to January 17, 2020.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a "Rule 15Ga-1 Form ABS-15G") on November 8, 2019. The CIK number for the Depositor is 0001005007.

Bank of America, National Association filed its most recent Form ABS-15G on November 8, 2019. The CIK number for Bank of America, National Association is 0001102113.

Morgan Stanley Mortgage Capital Holdings LLC ("Morgan Stanley") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on November 14, 2019. The Central Index Key number for Morgan Stanley is 0001541557.

KeyBank National Association ("KeyBank") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 13, 2019. The Central Index Key number for KeyBank is 0001089877.

Starwood Mortgage Funding III LLC one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 6, 2019. The Central Index Key number for Starwood Mortgage Funding III LLC is 0001682532.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on January 28, 2020 under Commission File No. 333-206847-07 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on January 28, 2020 under Commission File No. 333-206847-07 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 7.  Change in Sponsor Interest in the Securities.

On December 20, 2019, an affiliate of Starwood Mortgage Funding III LLC (a sponsor of the securitization (the “Starwood Sponsor”) and wholly-owned subsidiary of Starwood Property Trust, Inc. (“SPT”)) sold the securities set forth on Schedule A (the “Transferred Securities”) to another affiliate of the Starwood Sponsor. Immediately before the sale, the wholly-owned affiliates of the Starwood Sponsor collectively held direct ownership of 100% of the Transferred Securities. Immediately after the sale, the wholly-owned affiliates of the Starwood Sponsor collectively held indirect ownership of 51% of the Transferred Securities. Both before and after the sale described above, the Starwood Sponsor and its wholly-owned affiliates also collectively owned 100% of the securities set forth on Schedule B (the “Non-Transferred Securities”). An affiliate of SPT (in which SPT owns at least a majority interest) owns the Transferred Securities and the Non-Transferred Securities. For these purposes, a “wholly-owned affiliate” means an affiliate of the Starwood Sponsor that is also wholly-owned by SPT.

Schedule A
Class	Original Face Amount ($)

E	6,227,000.00
F	2,802,000.00
G	8,717,000.00

Schedule B
Class	Original Face Amount ($)

E	8,716,000.00
F	3,923,000.00
G	12,203,202.00
XF	6,725,000.00
XG	20,920,202.00

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date	12/17/2019	$0.00
Current Distribution Date	01/17/2020	$0.00

*REO Account Balance
Prior Distribution Date	12/17/2019	$0.00
Current Distribution Date	01/17/2020	$0.00
*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	12/17/2019	$5,507.51
Current Distribution Date	01/17/2020	$5,698.02

Interest Reserve Account Balance
Prior Distribution Date	12/17/2019	$0.00
Current Distribution Date	01/17/2020	$0.00

Gain-on-Sale Reserve Account Balance
Prior Distribution Date	12/17/2019	$0.00
Current Distribution Date	01/17/2020	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34, relating to the January 17, 2020 distribution (filed as Exhibit 99.1 to the registrant's Form 10-D filed on January 28, 2020 under Commission File No. 333-206847-07 and incorporated by reference herein).

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on January 28, 2020 under Commission File No. 333-206847-07 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on January 28, 2020 under Commission File No. 333-206847-07 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Banc of America Merrill Lynch Commercial Mortgage Inc.
(Depositor)

/s/ Leland F. Bunch III
Leland F. Bunch III, President and Chief Executive Officer

Date: February 13, 2020